Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt

	June 30, 2013	December 31, 2012
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2018	632,272	812,509
Norwegian Kroner Bonds due through 2018	347,863	215,641
U.S. Dollar-denominated Term Loans due through 2018	201,458	213,993
U.S. Dollar-denominated Term Loans due through 2023	1,002,725	527,489

Total	2,184,318	1,769,632
Less current portion	288,690	248,385

Long-term portion	1,895,628	1,521,247